Common Stock and Stock Plans, Common Stock Shares Reserved, Issued and Authorized (Details) - shares	Dec. 31, 2017	Dec. 31, 2016
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	560,454,295
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved or issued	2,957,734,231
Total shares authorized	9,000,000,000	9,000,000,000
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	10,973,760
Director Awards [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	572,270
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	459,744,943
Convertible Securities And Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	89,163,322